SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2012
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost and income tax benefits recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor		Predecessor
	For the period September 8, 2012 through December 28, 2012		For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Share-based compensation expense	$9,958	(1)	$15,169	(1)	$5,935	$4,533
Income tax benefits	$3,892		$5,955		$2,330	$1,778
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(1) In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

Schedule of Status of Restricted Stock, Restricted Share Units, and Deferred Stock Units
A summary of restricted stock, RSUs and DSUs as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Restricted Stock		Restricted Share Units		Deferred Stock Units
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 30, 2011	2,300	$22.27	630,269	$14.69	124,019	$19.05
Granted	—	—	195,342	20.60	25,616	18.61
Vested	2,300	22.27	242,736	10.99	10,603	19.10
Forfeited	—	—	7,941	20.59	—	—
Outstanding at September 7, 2012	—	$—	574,934	$18.18	139,032	$18.97

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions for the 2012 Plan were as follows:

Successor
For the period September 8, 2012 through December 28, 2012
Stock price	$255.00
Expected volatility	49.2%
Expected dividends	0.0%
Risk-free interest rate	0.9%
Expected life (in years)	6.3

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan from September 8, 2012 through December 28, 2012 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at September 8, 2012(2)	50,845	$117.07
Granted	147,908	255.00
Outstanding at December 28, 2012	198,753	$219.72	8.0	$7,013
Vested or expected to vest at December 28, 2012	182,476	$216.57	7.8	$7,013
Exercisable at December 28, 2012	50,845	$117.07	2.8	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

(2)	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.

Predecessor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Predecessor
	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Expected volatility	43.5%	40.9%	41.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	0.8%	1.8%	2.4%
Expected life (in years)	5.0	5.0	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 30, 2011	3,170,673	$18.00
Granted	241,489	20.27
Exercised	156,297	14.00
Forfeited	1,559	20.13
Vested shares expired	13,232	20.21
Outstanding at September 7, 2012	3,241,074	$18.36	2.51	$23,957
Vested or expected to vest at September 7, 2012	3,193,593	$18.27	2.51	$23,690
Exercisable at September 7, 2012	2,521,234	$18.27	2.51	$19,022
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.